Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Summry of presents the Group's intangible assets as of the respective balance sheet dates
	Software	Capitalized software development costs	License	Total
	US$	US$	US$	US$

Balance as of January 1, 2016	2,337	3,266	7,659	13,262
Additions	315	4,915	-	5,230
Amortization expense	(205)	(1,098)	(843)	(2,146)
Foreign currency translation difference	(153)	(209)	(486)	(848)

Balance as of December 31, 2016	2,294	6,874	6,330	15,498
Additions	348	7,248	54	7,650
Amortization expense	(253)	(2,784)	(898)	(3,935)
Foreign currency translation difference	140	262	389	791

Balance as of December 31, 2017	2,529	11,600	5,875	20,004

Schedule of estimated amortization expenses for the intangible assets
US$

2018	6,407
2019	5,272
2020	3,322
2021	1,114
2022	1,090

17,205